EFFECTIVE INTEREST RATE, OUTSTANDING MORTGAGE DEBT AND BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Effective Interest Rate, Outstanding Mortgage Debt And Bank Loans [Abstract]
Schedule of effective interest rate, outstanding mortgage debt and bank loans
		2018			2017			2016
USDm	Fixed/ floating	Maturity	Effective interest1)	Carrying value2)	Maturity	Effective interest1)	Carrying value2)	Maturity	Effective interest1)	Carrying value2)
LOAN
DSF Facility 1 (USD)	Floating	2021	5.6%	64.1	2021	5.4%	74.2	2019	4.6%	109.4
TFA Facility 1 (USD)	Floating	2021	6.0%	331.3	2021	5.0%	400.8	2021	4.6%	470.0
DSF Facility 2 (USD)	Floating	2021	5.6%	52.4	2021	5.0%	56.5	2021	4.6%	62.2
DSF Facility 3 (USD)	Floating	2022	5.6%	24.3	2022	5.1%	26.8	2022	4.8%	30.0
TFA Facility 2 (USD)	Floating	2022	5.4%	103.7	2022	5.4%	115.0	N/A	N/A	-
ING (USD)	Floating	2024	4.6%	42.0	2024	4.6%	45.8	N/A	N/A	-
CEXIM	Floating	2030	5.3%	111.7	N/A	N/A	-	N/A	N/A	-
Weighted average effective interest rate			5.6%			5.1%			4.6%
Carrying value				729.5			719.1			671.6

Hereof non-current 2)				637.3			633.1			595.7
Hereof current 2)				92.2			86.0			75.9

1)	Effective interest rate includes deferred and amortized bank fees.
2)	The carrying value of the Group's mortgage debt and bank loans is, because of floating interest rate, approximate to fair value. The carrying value are excluding amortized bank fees recognized in the balance sheet.